Prepaid Expenses and Deposits	12 Months Ended
Feb. 29, 2012
Prepaid Expenses and Deposits [Text Block]
4.	Prepaid Expenses and Deposits
	2012	2011
Slotting fees	$29,354	$22,470
Insurance premiums	61,459	73,563
Rental deposits and other	82,837	81,882
	$173,650	$177,915